Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Almacenes Éxito S.A.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,297,864,359
Amendment Flag	false
Entity Central Index Key	0001957146
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41736
Entity Incorporation, State or Country Code	F8
Entity Address, Address Line One	Carrera 48 No. 32B Sur - 139
Entity Address, Address Line Two	Avenida Las VegasEnvigado, Colombia
Entity Address, City or Town	Envigado
Entity Address, Country	CO
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	KPMG S.A.S.
Auditor Location	Colombia
Auditor Firm ID	5070
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Carrera 48 No. 32B Sur - 139
Entity Address, Address Line Two	Avenida Las Vegas
Entity Address, City or Town	Envigado
Entity Address, Country	CO
Contact Personnel Name	Ivonne Windmueller Palacio
City Area Code	+(57
Local Phone Number	604 9696
Contact Personnel Email Address	iwindmuller@grupo-exito.com
Entity Address, Postal Zip Code	000000
Common Shares, par value of COP 3.33 per common share
Document Information Line Items
Title of 12(b) Security	Common Shares, par value of COP 3.33 per common share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
American Depositary Share, each representing eight common shares
Document Information Line Items
Trading Symbol	EXTO
Title of 12(b) Security	American Depositary Share, each representing eight common shares
Security Exchange Name	NYSE